Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY COVINGTON TRUST
12.31 Fidelity International Factor ETFs Combo PRO-06 | Fidelity Targeted International Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the Fidelity International Multifactor Index.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Normally investing at least 80% of its assets in securities included in the Fidelity International Multifactor Index℠ and in depository receipts representing securities included in the index. The Fidelity International Multifactor Index℠ is designed to reflect the performance of stocks of large- and mid-capitalization developed international companies that have attractive valuations, high quality profiles, positive momentum signals, lower volatility than the broader developed international equity market, and lower correlation to the U.S. equity market.